Debt, cash and cash equivalents and lease liabilities - Disclosure of Movement In Total Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of debt [line items]
Borrowings at beginning of period	€ 20,250	€ 22,631	€ 24,568
Repayments	(2,718)	(2,241)	(3,952)
New borrowings	1,549	0	2,019
Other cash flows	(330)	(812)	282
Currency translation differences	442	381	(385)
Reclassification from non-current to current	7	0	0
Other items	18	291	99
Borrowings at end of period	19,218	20,250	22,631
Long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period	17,123	19,745	20,131
Repayments	(11)	(38)	0
New borrowings	1,549	0	2,019
Other cash flows	0	0	0
Currency translation differences	56	124	(152)
Reclassification from non-current to current	(3,632)	(2,704)	(2,285)
Other items	(228)	(4)	32
Borrowings at end of period	14,857	17,123	19,745
Short-term debt and current portion of long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period	3,183	2,767	4,554
Repayments	(2,707)	(2,203)	(3,952)
New borrowings	0	0	0
Other cash flows	43	(615)	86
Currency translation differences	20	248	(219)
Reclassification from non-current to current	3,632	2,704	2,285
Other items	3	282	13
Borrowings at end of period	4,174	3,183	2,767
Interest rate and currency derivatives used to manage debt
Disclosure of debt [line items]
Borrowings at beginning of period	(56)	119	(117)
Repayments	0	0	0
New borrowings	0	0	0
Other cash flows	(373)	(197)	196
Currency translation differences	366	9	(14)
Reclassification from non-current to current	7	0	0
Other items	243	13	54
Borrowings at end of period	€ 187	€ (56)	€ 119